SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2021:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	4,527,047	$3.24	21.79	$42,942
Granted	291,803	5.89	-	-
Exercised	(1,320,337)	2.92	-	20,394
Cancelled	(121,808)	5.29	-	-
Outstanding at June 30, 2021	3,376,705	$3.68	25.41	$59,893

Exercisable at June 30, 2021	1,400,371	$4.07	3.55	$24,293

Vested and expected to vest at June 30, 2021	2,885,881	$3.68	3.53	$51,236

Service Based Stock Options [Member]
Schedule of Stock Option Activity

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2021:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	769,311	$2.78		40.53	$7,653
Granted	230,350	*	)	-	-
Exercised	(15,000)	-		-	228
Cancelled	(191,150)	*	)	-	-
Outstanding at June 30, 2021	793,511	$2.70		41.59	$14,857

Exercisable at June 30, 2021	200,000	$5.35		6.08	$3,214

Vested and expected to vest at June 30, 2021	628,679	$3.40		3.92	$11,326

*) Represents an amount less than $1